Goodwill (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill
Schedule of changes in the carrying amount of goodwill

The changes in the carrying amount of goodwill are as follows:

Successor
June 30, 2021
Beginning Balance at January 1, 2021	$52,711
Goodwill arising from the Oakman acquisition	6,866
Goodwill arising from the DPSS acquisition	11,148
Measurement period adjustment – DSS acquisition	(85)
Measurement period adjustment – MIS acquisition	(512)
Measurement period adjustment – Roccor acquisition	(684)
Change arising from impact of foreign currency	(111)
Ending Balance	$69,333

Successor
December 31, 2020
Beginning Balance at February 10, 2020	$—
Goodwill arising from the Adcole acquisition	21,525
Goodwill arising from the DSS acquisition	3.984
Goodwill arising from the MIS acquisition	15,320
Goodwill arising from the Roccor acquisition	6,725
Goodwill arising from the LoadPath acquisition	4,813
Change arising from impact of foreign currency	344
Ending Balance	$52,711

The changes in the carrying amount of goodwill are as follows:

	Successor	Predecessor
	December 31,	December 31,
	2020	2019
Beginning Balance	$—	$—
Goodwill arising from the Adcole acquisition	21,525	—
Goodwill arising from the DSS acquisition	3,984	—
Goodwill arising from the MIS acquisition	15,320	—
Goodwill arising from the Roccor acquisition	6,725	—
Goodwill arising from the LoadPath acquisition	4,813	—
Change arising from impact of foreign currency	344	—
Ending Balance	$52,711	$—